Consolidated Statements Of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Warrants [Member]	Paid In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Dec. 31, 2007	$ 2		$ 216,818	$ (245,511)	$ 27,639	$ (1,052)
Beginning Balance, shares at Dec. 31, 2007	2,301,400
Components of comprehensive income (loss):
Net income (loss)				26,596		26,596
Foreign currency translation adjustments					(23,772)	(23,772)
Change in funded status under Topic 715, net of income taxes					(19,507)	(19,507)
Change in value of derivative instruments, net of income taxes					(13,859)	(13,859)
Total other comprehensive loss						(30,542)
Issuance of common stock underlying restricted stock units			(262)			(262)
Issuance of common stock underlying restricted stock units, shares	11,489
Compensation expense			4,275			4,275
Ending Balance at Dec. 31, 2008	2		220,831	(218,915)	(29,499)	(27,581)
Ending Balance, shares at Dec. 31, 2008	2,312,889
Components of comprehensive income (loss):
Net income (loss)				(111,993)		(111,993)
Foreign currency translation adjustments					16,488	16,488
Change in funded status under Topic 715, net of income taxes					(2,244)	(2,244)
Change in value of derivative instruments, net of income taxes					4,138	4,138
Total other comprehensive loss						(93,611)
Issuance of common stock			(770)			(770)
Issuance of common stock, shares	113,897
Compensation expense			2,305			2,305
Ending Balance at Dec. 31, 2009	2		222,366	(330,908)	(11,117)	(119,657)
Ending Balance, shares at Dec. 31, 2009	2,446,786
Components of comprehensive income (loss):
Net income (loss)				(73,086)		(73,086)
Foreign currency translation adjustments					2,628	2,628
Change in funded status under Topic 715, net of income taxes					(3,609)	(3,609)
Change in value of derivative instruments, net of income taxes					9,721	9,721
Total other comprehensive loss						(64,346)
Issuance of common stock			(326)			(326)
Issuance of common stock, shares	119,364
Compensation expense			7,310			7,310
Cancellation of shares in connection with the reorganization	(2)		(865)			(867)
Cancellation of shares in connection with the reorganization, shares	(2,566,150)
Issuance of common stock in connection with the reorganization	15		196,606			196,621
Issuance of common stock in connection with the reorganization, shares	14,970,050
Reclassification of warrants		13,560	(13,560)
Issuance of common stock	45
Ending Balance at Dec. 31, 2010	$ 15	$ 13,560	$ 411,531	$ (403,994)	$ (2,377)	$ 18,735
Ending Balance, shares at Dec. 31, 2010	14,970,095